Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Information

A summary of the Company’s stock option information for the year ended December 31, 2014 is as follows:

	December 31, 2014
	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	—	—
Granted	263,175	4.16

Outstanding - end of year	263,175	4.16

Exercisable - end of year	152,346	4.10

Summary of Non-Vested Stock Option Activity and Related Information

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2014 is as follows:

	December 31, 2014
	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	—	—
Granted	110,829	4.25

Outstanding non-vested stock options - end of year	110,829	4.25